UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900, Las Vegas, NV		89169-0925
(Address of principal executive offices)		(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	November 1, 2011 – February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

February 29, 2012 (unaudited)

Description	Principal Amount	Value
LONG-TERM INVESTMENTS— 93.3%
RESIDENTIAL MORTGAGE-BACKED SECURITIES-AGENCY-7.3%
Federal National Mortgage Association (Fannie Mae) (a)
Pool #898832, 5.50%, 11/01/36	$5,720,332	$6,238,098
Pool #256513, 5.50%, 12/01/36	9,214,781	10,048,841
Pool #922039, 5.50%, 2/01/37	9,550,681	10,409,176
Pool #916976, 5.50%, 4/01/37	9,148,513	9,970,857
Pool #256799, 5.50%, 7/01/37	8,170,135	8,904,535
Pool #936523, 5.50%, 7/01/37	10,717,677	11,681,072
Pool #888638, 5.50%, 9/01/37	5,194,907	5,661,868
Pool #966544, 5.50%, 10/01/37	2,702,526	2,945,452
Pool #947985, 5.50%, 11/01/37	14,992,361	16,339,999
Pool #953397, 5.50%, 11/01/37	9,154,022	9,976,862
Pool #966312, 5.50%, 11/01/37	88,199	96,127
Pool #954918, 5.50%, 12/01/37	3,303,034	3,599,939
Pool #956968, 5.50%, 12/01/37	5,315,449	5,793,245
Pool #959005, 5.50%, 12/01/37	2,899,537	3,160,172
Pool #960376, 5.50%, 12/01/37	8,722,049	9,506,059
Pool #960392, 5.50%, 12/01/37	7,434,924	8,103,236
Pool #965506, 5.50%, 12/01/37	3,337,877	3,637,914
Pool #966418, 5.50%, 12/01/37	6,441,829	7,020,874
Pool #966422, 5.50%, 12/01/37	2,677,555	2,918,236
Pool #967277, 5.50%, 12/01/37	5,694,508	6,206,378
Pool #933343, 5.50%, 1/01/38	2,381,172	2,595,211
Pool #953590, 5.50%, 1/01/38	9,155,039	9,977,971
Pool #954243, 5.50%, 1/01/38	2,818,073	3,071,385
Pool #956507, 5.50%, 1/01/38	2,630,427	2,866,871
Pool #956844, 5.50%, 1/01/38	1,898,537	2,069,194
Pool #956846, 5.50%, 1/01/38	13,435,037	14,642,690
Pool #956847, 5.50%, 1/01/38	7,287,399	7,942,451
Pool #960427, 5.50%, 1/01/38	9,709,065	10,581,797
Pool #960482, 5.50%, 1/01/38	11,472,249	12,503,471
Pool #960511, 5.50%, 1/01/38	18,161,926	19,794,472
Pool #960550, 5.50%, 1/01/38	8,859,906	9,656,308
Pool #960569, 5.50%, 1/01/38	6,390,335	6,964,752
Pool #960718, 5.50%, 1/01/38	13,119,961	14,299,293
Pool #960757, 5.50%, 1/01/38	2,141,867	2,334,395
Pool #961311, 5.50%, 1/01/38	8,636,188	9,412,480
Pool #961347, 5.50%, 1/01/38	16,687,839	18,187,881
Pool #965620, 5.50%, 1/01/38	2,295,671	2,502,025
Pool #966745, 5.50%, 1/01/38	2,339,756	2,550,073
Pool #966758, 5.50%, 1/01/38	1,515,223	1,651,423
Pool #966764, 5.50%, 1/01/38	2,670,949	2,911,036
Pool #967040, 5.50%, 1/01/38	4,938,716	5,382,649
Pool #967985, 5.50%, 1/01/38	2,691,062	2,932,957
Pool #961426, 5.50%, 2/01/38	13,535,501	14,752,185
Pool #961456, 5.50%, 2/01/38	5,608,868	6,113,039
Pool #961491, 5.50%, 2/01/38	12,537,919	13,664,932
Pool #961529, 5.50%, 2/01/38	10,185,166	11,100,694
Pool #961632, 5.50%, 2/01/38	2,463,094	2,684,497
Pool #961691, 5.50%, 2/01/38	2,688,165	2,929,799
Pool #966779, 5.50%, 2/01/38	1,358,707	1,480,839
Pool #968302, 5.50%, 2/01/38	14,742,177	16,067,327
Pool #968328, 5.50%, 2/01/38	6,071,226	6,616,959
Pool #969008, 5.50%, 2/01/38	2,419,655	2,637,154
Pool #969397, 5.50%, 2/01/38	113,796	124,025
Pool #969700, 5.50%, 2/01/38	7,035,838	7,668,278
Pool #972203, 5.50%, 2/01/38	1,350,067	1,471,422
Pool #257123, 5.50%, 3/01/38	2,615,631	2,850,745
Pool #933721, 5.50%, 3/01/38	24,549,163	26,755,847
Pool #953613, 5.50%, 3/01/38	3,679,612	4,010,366
Pool #956868, 5.50%, 3/01/38	1,900,327	2,071,144
Pool #962281, 5.50%, 3/01/38	35,069,395	38,221,726

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Pool #962304, 5.50%, 3/01/38	$22,997,915	$25,065,159
Pool #962344, 5.50%, 3/01/38	30,870,247	33,645,122
Pool #965756, 5.50%, 3/01/38	4,947,069	5,391,753
Pool #972385, 5.50%, 3/01/38	7,189,787	7,836,065
Pool #973028, 5.50%, 3/01/38	3,845,931	4,191,636
Pool #975198, 5.50%, 3/01/38	5,156,143	5,619,620
Pool #975202, 5.50%, 3/01/38	2,809,702	3,062,262
Pool #257161, 5.50%, 4/01/38	13,265,563	14,457,983
Pool #962441, 5.50%, 4/01/38	7,644,278	8,331,409
Pool #976379, 5.50%, 4/01/38	9,820,812	10,703,589
Pool #984745, 5.50%, 6/01/38	4,488,714	4,892,197
Pool #986013, 5.50%, 6/01/38	14,024,596	15,285,244
Pool #986519, 5.50%, 6/01/38	8,381,747	9,135,168
Pool #964380, 5.50%, 7/01/38	2,754,994	3,002,636
Pool #970025, 5.50%, 7/01/38	5,470,336	5,962,055
Pool #981517, 5.50%, 7/01/38	5,951,606	6,542,383
Pool #981723, 5.50%, 7/01/38	6,477,357	7,059,595
Pool #981872, 5.50%, 7/01/38	5,963,156	6,499,174
Pool #982199, 5.50%, 7/01/38	9,864,125	10,750,795
Pool #982664, 5.50%, 7/01/38	8,790,321	9,580,468
Pool #983334, 5.50%, 7/01/38	16,253,926	17,714,964
Pool #985704, 5.50%, 7/01/38	8,129,692	8,860,457
Pool #986043, 5.50%, 7/01/38	8,679,117	9,459,269
Pool #986656, 5.50%, 7/01/38	33,884,373	36,930,183
Pool #986657, 5.50%, 7/01/38	5,442,860	5,932,109
Pool #986686, 5.50%, 7/01/38	5,444,986	5,934,427
Pool #986734, 5.50%, 7/01/38	2,898,339	3,158,866
Pool #257306, 5.50%, 8/01/38	10,488,342	11,431,122
Pool #964528, 5.50%, 8/01/38	13,842,567	15,086,853
Total Residential Mortgage-Backed Securities-Agency (Cost $700,672,721)		779,793,266

RESIDENTIAL MORTGAGE-BACKED SECURITIES-20.0%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.18%, 4/25/35 (b)	11,005,210	10,593,340
Banc of America Funding Corp.
Series 2005-8, Class 1A1
5.50%, 1/25/36	5,577,993	5,541,045
Series 2005-A, Class 4A1
5.02%, 2/20/35 (b)	14,214,321	13,156,434
Series 2005-G, Class A1
5.05%, 10/20/35 (b)	13,101,523	12,130,517
Series 2006-D, Class 5A1
5.63%, 5/20/36 (b)	18,079,400	15,181,580
Series 2007-D, Class 3A1
5.50%, 6/20/37 (b)	6,899,733	5,989,417
Banc of America Mortgage Securities, Inc.
Series 2003-I, Class 2A6
2.79%, 10/25/33 (b)	7,735,724	7,432,143
Series 2004-7, Class 2A3
5.75%, 8/25/34	7,118,550	7,227,037
Series 2004-C, Class 2A1
2.99%, 4/25/34 (b)	17,062,717	16,543,260

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc. (continued)
Series 2004-D, Class 2A8
2.88%, 5/25/34 (b)	$22,024,232	$19,804,431
Series 2004-E, Class 2A6
2.87%, 6/25/34 (b)	6,837,752	6,374,146
Series 2004-L, Class 3A1
2.94%, 1/25/35 (b)	11,647,723	11,124,181
Series 2005-G, Class 4A3
5.17%, 8/25/35 (b)	11,697,679	11,159,773
Series 2005-H, Class 3A1
5.01%, 9/25/35 (b)	44,158,743	39,150,038
Series 2005-H, Class 4A2
5.06%, 9/25/35 (b)	9,283,028	8,920,767
Series 2005-J, Class 4A1
5.06%, 11/25/35 (b)	25,331,708	21,804,749
Series 2005-L, Class 4A1
5.34%, 1/25/36 (b)	49,111,484	44,250,135
Series 2006-A, Class 4A1
5.65%, 2/25/36 (b)	9,641,378	9,472,740
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
2.88%, 2/25/34 (b)	2,090,240	1,993,418
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
2.72%, 2/25/37 (b)	11,348,529	11,083,178
Citicorp Mortgage Securities, Inc.
Series 2005-5, Class 3A1
5.00%, 8/25/35	6,697,608	6,759,554
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.33%, 8/25/35 (b)	21,941,313	20,372,333
Series 2007-AR4, Class 1A1A
5.78%, 3/25/37 (b)	22,522,812	19,328,064
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)	46,271,333	48,087,020
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.64%, 5/25/33 (b)	3,650,879	3,413,776
Series 2003-42, Class 2A4
2.79%, 10/25/33 (b)	14,265,716	12,147,827
Series 2003-56, Class 2A5
2.85%, 12/25/33 (b)	19,738,272	18,224,149
Series 2005-5, Class A6
5.50%, 3/25/35	6,108,582	6,096,017
Series 2005-14, Class A2
5.50%, 7/25/35	6,694,295	6,285,655
Series 2007-1, Class A2
6.00%, 3/25/37	16,558,376	14,281,848

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust (continued)
Series 2007-1, Class A4
6.00%, 3/25/37	$13,069,470	$10,902,330
Credit Suisse Mortgage Capital Certificates
Series 2009-4R, Class 1A1
2.48%, 4/25/36 (b)(c)	49,957,471	47,746,003
Series 2009-4R, Class 2A1
5.75%, 4/25/36 (b)(c)	135,903,861	136,570,877
Series 2009-5R, Class 1A1
5.97%, 7/26/49 (b)(c)	153,395,635	152,518,058
Series 2009-5R, Class 2A1
6.06%, 7/26/49 (b)(c)	82,539,832	78,539,374
Series 2011-7R, Class A1
1.49%, 8/28/47 (b)(c)	38,949,142	38,217,490
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	4,108,201	4,095,946
Series 2005-5, Class 1A4
5.50%, 10/25/35	6,897,146	6,974,973
Series 2005-7, Class A9
5.50%, 12/25/35	157,936	157,334
Series 2005-AR3, Class 3A1
5.54%, 8/25/35 (b)	7,020,903	5,943,489
Series 2006-4, Class 1A15
6.00%, 2/25/37	6,910,521	6,545,224
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.37%, 3/25/37 (b)	24,277,181	17,998,519
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.01%, 5/21/36 (b)(c)	6,927,158	7,040,743
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.65%, 10/25/33 (b)	5,000,000	5,038,760
Series 2004-A3, Class 3A3
4.87%, 7/25/34 (b)	13,402,100	12,780,229
Series 2004-A4, Class 2A2
2.47%, 9/25/34 (b)	4,823,429	4,819,435
Series 2004-S1, Class 1A7
5.00%, 9/25/34	11,204,126	11,554,266
Series 2005-A1, Class 1A1
5.19%, 2/25/35 (b)	13,818,394	13,594,384
Series 2005-A3, Class 6A2
2.81%, 6/25/35 (b)	15,712,960	12,596,467
Series 2005-A5, Class TA1
5.42%, 8/25/35 (b)	62,472,775	61,316,529
Series 2005-S2, Class 2A2
5.25%, 9/25/35	3,516,140	3,527,550

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21(c)	$18,247,600	$18,559,944
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	51,618,190	50,421,319
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.47%, 10/25/33 (b)	20,522,239	19,839,710
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.83%, 4/15/26 (b)	38,875,831	36,968,349
Series MLCC, 2004-A1, Class 2A2
2.58%, 2/25/34 (b)	11,525,423	11,007,920
Series MLCC, 2006-2, Class 4A
5.56%, 5/25/36 (b)	8,643,309	8,449,327
Series MLCC, 2007-1, Class 3A
5.52%, 1/25/37 (b)	8,950,652	7,446,029
Series MLCC, 2007-1, Class 4A3
5.69%, 1/25/37 (b)	15,576,223	15,690,802
Morgan Stanley Re-REMIC Trust
Series 2010-R9, Class 3A
3.25%, 11/26/36(c)	64,652,885	64,272,015
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	20,995,609	22,069,975
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	16,086,516	15,830,885
Series 2008-CIM2, Class 3A1
5.30%, 7/25/38 (b)	3,060,518	2,905,616
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	1,082,839	1,082,698
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.82%, 1/26/36 (b)(c)	333,590,270	331,128,041
Sequoia Mortgage Trust
Series 2004-5, Class A1
1.91%, 6/20/34 (b)	9,403,595	7,796,718
Series 2004-6, Class A1
2.04%, 7/20/34 (b)	9,960,835	8,445,224
Series 2007-1, Class 5A1
5.35%, 10/20/46 (b)	25,017,445	21,218,246
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.92%, 4/25/43 (b)	10,873,877	10,237,864
Series 2003-3, Class A4
3.61%, 6/25/43 (b)	12,769,941	12,913,220

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust (continued)
Series 2003-4, Class A1
0.88%, 9/25/43 (b)	$9,864,738	$9,338,326
Series 2004-1, Class I2A
1.14%, 3/25/44 (b)	1,016,056	921,940
Series 2004-4, Class 1A
0.53%, 12/25/44 (b)	3,482,914	3,224,325
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.39%, 5/25/37 (b)	10,869,174	9,512,744
Wells Fargo Mortgage Backed Securities Trust
Series 2003-A, Class A5
2.73%, 2/25/33 (b)	2,155,666	2,146,530
Series 2004-EE, Class 3A1
2.76%, 12/25/34 (b)	3,226,007	3,222,110
Series 2004-EE, Class 3A2
2.76%, 12/25/34 (b)	7,551,927	7,577,347
Series 2004-K, Class 1A2
2.73%, 7/25/34 (b)	6,393,306	6,308,339
Series 2004-P, Class 2A1
2.68%, 9/25/34 (b)	4,857,482	4,784,532
Series 2004-Q, Class 1A3
2.62%, 9/25/34 (b)	1,983,363	1,950,915
Series 2004-R, Class 2A1
2.62%, 9/25/34 (b)	8,312,895	8,280,957
Series 2005-AR6, Class A1
5.00%, 4/25/35 (b)	15,660,627	15,634,004
Series 2005-AR16, Class 6A3
2.72%, 10/25/35 (b)	48,734,137	45,262,756
Series 2006-2, Class 1A1
5.00%, 3/25/36	6,017,448	5,640,985
Series 2006-2, Class 1A10
5.50%, 3/25/36	17,126,000	16,711,876
Series 2006-2, Class 3A1
5.75%, 3/25/36	21,264,152	21,050,171
Series 2006-11, Class A8
6.00%, 9/25/36	23,119,642	21,777,038
Series 2006-14, Class A1
6.00%, 10/25/36	15,407,987	14,232,604
Series 2006-AR4, Class 2A4
5.61%, 4/25/36 (b)	39,500,000	36,312,548
Series 2006-AR11, Class A1
5.13%, 8/25/36 (b)	9,744,262	8,195,607
Series 2006-AR17, Class A2
2.61%, 10/25/36 (b)	8,418,253	6,269,494
Series 2007-1, Class A4
5.75%, 2/25/37	4,146,423	4,074,039
Series 2007-6, Class A6
6.00%, 5/25/37	25,757,998	21,758,940

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2007-7, Class A1
6.00%, 6/25/37	$24,044,171	$22,214,362
Series 2007-13, Class A7
6.00%, 9/25/37	16,493,322	14,940,080
Series 2007-14, Class 1A1
6.00%, 10/25/37	27,483,163	26,286,298
Series 2007-14, Class 2A1
5.50%, 10/25/22	8,614,298	8,938,902
Series 2007-16, Class 1A1
6.00%, 12/28/37	38,710,253	39,517,594
Total Residential Mortgage-Backed Securities (Cost $2,019,395,504)		2,124,775,817

COMMERICAL MORTGAGE-BACKED SECURITIES-32.2%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.73%, 5/10/45 (b)	27,695,000	31,504,392
Series 2006-2, Class AM
5.77%, 5/10/45 (b)	2,710,000	2,938,873
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	33,412,833
Series 2006-3, Class AM
5.86%, 7/10/44 (b)	2,495,000	2,438,858
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	6,806,214
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	17,395,716
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.72%, 9/11/38 (b)	5,000,000	5,710,750
Series 2006-PW12, Class AJ
5.76%, 9/11/38 (b)	2,600,000	2,237,583
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,458,298
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	3,894,945
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	55,287,735
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	9,801,063
Series 2007-PW16, Class A4
5.72%, 6/11/40 (b)	103,572,000	118,834,784
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	22,910,240
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	8,611,328
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	62,141,670

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.70%, 12/10/49 (b)	$75,000,000	$86,300,400
Series 2008-C7, Class A4
6.07%, 12/10/49 (b)	77,612,805	90,209,984
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.32%, 1/15/46 (b)	20,000,000	22,180,020
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	16,442,333
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	87,435,789
Series 2007-CD4, Class A-MFX
5.37%, 12/11/49 (b)	6,770,500	6,458,251
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	4,681,014
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.75%, 6/10/46 (b)	34,500,000	39,126,450
Series 2007-C9, Class A4
5.81%, 12/10/49 (b)	128,891,353	148,996,471
Credit Suisse Commerical Mortgage Trust
Series 2006-C2, Class A3
5.66%, 3/15/39 (b)	2,200,000	2,423,865
Series 2006-C3, Class A3
5.81%, 6/15/38 (b)	12,500,000	14,094,113
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	11,111,600
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	13,027,238
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	14,000,071
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	3,151,427
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	183,459,557
Series 2007-C3, Class A4
5.82%, 5/15/46 (b)	157,295,000	174,817,820
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.79%, 8/10/45 (b)	57,000,000	63,725,487
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.88%, 7/10/38 (b)	102,660,000	116,997,906
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	57,910,860
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	27,890,050

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	$12,500,000	$13,891,275
Series 2006-CB14, Class AJ
5.49%, 12/12/44 (b)	10,000,000	8,020,640
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	8,464,501
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	125,293,651
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	6,086,550
Series 2006-LDP7, Class A4
5.87%, 4/15/45 (b)	19,968,000	22,815,537
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	6,802,824
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	15,998,823
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	55,911,350
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	119,063,182
Series 2007-CB19, Class A4
5.73%, 2/12/49 (b)	14,815,000	16,811,395
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	57,796,150
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	15,614,248
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,422,097
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	8,454,833
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	42,340,313
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	12,127,680
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	20,107,327
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	211,316,624
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	13,209,054
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	10,264,930
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	56,448,422
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	38,443,126

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust (continued)
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	$48,160,000	$52,229,857
Series 2007-8, Class A3
5.97%, 8/12/49 (b)	131,633,000	146,257,558
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	40,255,683
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	69,750,000	79,497,214
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,818,515
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	18,200,608
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	26,830,490
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	4,796,104
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	51,173,576
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	114,983,326
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	24,458,150
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	48,640,858
Series 2007-IQ15, Class A4
5.88%, 6/11/49 (b)	14,875,000	16,908,799
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	100,403,661
Series 2007-IQ16, Class AM
6.11%, 12/12/49 (b)	12,750,000	13,652,802
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	120,168,064
Series 2008-T29, Class A4
6.28%, 1/11/43 (b)	50,000,000	59,572,850
Nuco
Series 2011-1 Senior Notes, Class A-1
5.70%, 9/25/41	20,000,000	19,700,000
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	20,845,220
Total Commerical Mortgage-Backed Securities (Cost $2,764,815,127)		3,418,923,855

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
AUTO LEASE-BACKED SECURITIES-1.0%
Hertz Vehicle Financing LLC
Series 2011-1A, Class A1
2.20%, 3/25/16(c)	$90,000,000	$90,939,581
Series 2011-1A, Class B1
4.17%, 3/25/16(c)	5,000,000	5,072,633
Series 2011-1A, Class B2
4.96%, 3/25/18(c)	7,000,000	7,203,976
Total Auto Lease-Backed Securities (Cost $101,996,196)		103,216,190

CREDIT CARD-BACKED SECURITIES-4.6%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.42%, 2/17/15 (b)	520,000	519,593
Series 2007-8, Class B
0.95%, 5/15/15 (b)	5,000,000	5,009,148
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.29%, 12/15/16 (b)	8,000,000	7,981,414
Series 2006-A14, Class A14
0.31%, 4/15/16 (b)	50,000,000	50,003,435
Series 2006-C5, Class C5
0.65%, 1/15/16 (b)	20,355,000	20,192,219
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	17,676,778
Series 2007-A6, Class A6
0.31%, 9/15/16 (b)	2,400,000	2,396,295
Bank One Issuance Trust
Series 2003-A8, Class A8
0.50%, 5/16/16 (b)	25,000,000	25,103,913
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.30%, 12/15/16 (b)	5,500,000	5,388,734
Series 2006-A12, Class A
0.31%, 7/15/16 (b)	9,194,000	9,187,700
Series 2007-A1, Class A1
0.30%, 11/15/19 (b)	46,511,000	45,966,417
Series 2007-A4, Class A4
0.28%, 3/16/15 (b)	10,000,000	9,999,608
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	42,729,269
Chase Issuance Trust
Series 2005-A6, Class A6
0.32%, 7/15/14 (b)	31,560,000	31,568,583
Series 2007-A9, Class A9
0.28%, 6/16/14 (b)	35,000,000	35,003,237
Series 2007-B1, Class B1
0.50%, 4/15/19 (b)	40,645,000	39,175,036

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CREDIT CARD-BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
Series 2007-C1, Class C1
0.71%, 4/15/19 (b)	$1,000,000	$961,412
Series 2008-A13, Class A13
2.05%, 9/15/15 (b)	10,900,000	11,149,308
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	25,307,500
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,778,424
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	36,206,542
Series 2008-A2, Class A2
1.40%, 1/23/20 (b)	6,965,000	7,304,520
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.60%, 10/15/14 (b)	5,000,000	5,008,977
MBNA Master Credit Card Trust II
Series 1997-B, Class A
0.41%, 8/15/14 (b)	38,000,000	38,001,185
Total Credit Card-Backed Securities (Cost $421,679,829)		488,619,247

STUDENT LOAN-BACKED SECURITIES-2.2%
Panhandle-Plains Higher Education Authority
Series 2011-1, Class A1
1.08%, 10/01/18 (b)	23,777,416	23,728,349
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
1.10%, 12/16/30 (b)	29,339,744	26,436,594
Series 2003-A, Class A2
0.99%, 9/15/20 (b)	17,361,129	16,809,457
Series 2003-B, Class A2
0.95%, 3/15/22 (b)	36,972,489	35,478,042
Series 2003-C, Class A2
0.94%, 9/15/20 (b)	34,900,484	32,666,336
Series 2010-C, Class A1
1.90%, 12/15/17 (b)(c)	65,515,981	65,691,774
Series 2011-A, Class A1
1.25%, 10/15/24 (b)(c)	36,198,209	35,934,245
Total Student Loan-Backed Securities (Cost $237,544,676)		236,744,797

OTHER ASSET-BACKED SECURITY-0.4%
Sonic Capital, LLC
Series 2011-1A, Class A2
5.44%, 5/20/41(c)
(Cost $37,145,000)	37,145,000	38,727,756

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS-23.9%
AGRICULTURE-0.0% (d)
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	$4,000,000	$4,947,600

AUTO PARTS & EQUIPMENT-0.1%
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,661,950

BANKS-11.7%
Bank of America Corp.
1.97%, 1/30/14 (b)	75,000,000	73,032,225
7.38%, 5/15/14	65,000,000	70,255,316
2.13%, 7/11/14 (b)	110,000,000	106,146,701
3.75%, 7/12/16	76,000,000	75,110,420
6.50%, 8/01/16	76,881,000	83,103,364
6.00%, 9/01/17	30,000,000	31,667,160
5.75%, 12/01/17	40,000,000	41,873,000
7.63%, 6/01/19	50,000,000	56,532,650
BB&T Capital Trust IV
6.82%, 6/12/57 (b)	21,200,000	21,465,000
Capital One Capital VI
8.88%, 5/15/40	11,711,000	12,102,616
Capital One Financial Corp.
6.15%, 9/01/16	10,000,000	10,712,080
Citigroup, Inc.
6.00%, 12/13/13	10,000,000	10,611,400
1.51%, 4/01/14 (b)	30,285,000	29,725,000
4.75%, 5/19/15	15,000,000	15,894,960
Discover Financial Services
7.00%, 4/15/20	5,000,000	5,667,945
First Horizon National Corp.
5.38%, 12/15/15	19,156,000	20,069,799
Fulton Financial Corp.
5.75%, 5/01/17	6,000,000	6,337,038
The Goldman Sachs Group, Inc.
1.53%, 2/07/14 (b)	130,000,000	126,951,889
Huntington Bancshares, Inc.
7.00%, 12/15/20	5,000,000	5,654,780
JPMorgan Chase & Co.
1.22%, 5/02/14 (b)	31,050,000	31,052,857
3.15%, 7/05/16	25,000,000	25,740,775
6.00%, 1/15/18	6,214,000	7,199,826
6.80%, 10/01/37	6,497,000	6,561,970
JPMorgan Chase Capital XVIII
6.95%, 8/17/36	5,000,000	5,085,500
KeyCorp
6.50%, 5/14/13	5,000,000	5,300,120

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
BANKS (continued)
Morgan Stanley
0.53%, 4/19/12 (b)	$10,000,000	$9,994,033
1.53%, 4/29/13 (b)	40,000,000	39,288,760
3.01%, 5/14/13 (b)	40,000,000	40,056,760
2.16%, 1/24/14 (b)	135,000,000	129,635,234
2.88%, 7/28/14	12,000,000	11,910,192
5.38%, 10/15/15	10,000,000	10,365,690
Regions Financial Corp.
6.38%, 5/15/12	10,000,000	10,076,000
0.74%, 6/26/12 (b)	10,000,000	9,991,730
5.75%, 6/15/15	5,000,000	5,109,700
Silicon Valley Bank
6.05%, 6/01/17	5,170,000	5,583,672
Union Bank NA
1.43%, 6/06/14 (b)	85,000,000	83,879,276
Webster Bank NA
5.88%, 1/15/13	10,915,000	11,151,081
		1,250,896,519
BUILDING MATERIALS-0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,182,025
6.13%, 10/03/16	5,000,000	5,232,585
		10,414,610
COMMERCIAL SERVICES & SUPPLIES-0.1%
Chicago Parking Meters LLC
5.49%, 12/30/20(c)	12,000,000	11,967,468

COMPUTERS-0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,772,215

DIVERSIFIED FINANCIAL SERVICES-4.8%
American Express Co.
7.25%, 5/20/14	45,000,000	50,702,400
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	24,464,720
7.52%, 6/01/66 (b)	3,460,000	3,745,450
Bear Stearns Cos., Inc.
6.95%, 8/10/12	38,000,000	39,061,378
6.40%, 10/02/17	89,515,000	104,007,567
7.25%, 2/01/18	83,900,000	101,416,557
Cantor Fitzgerald, LP
7.88%, 10/15/19(c)	17,000,000	16,995,835
Capital One Capital III
7.69%, 8/15/36	26,330,000	26,790,776
Countrywide Financial Corp.
6.25%, 5/15/16	65,000,000	65,360,750
Janus Capital Group, Inc.
6.12%, 4/15/14	19,078,000	19,816,071
6.70%, 6/15/17	5,500,000	5,935,111

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
DIVERSIFIED FINANCIAL SERVICES (continued)
JPMorgan Chase Capital XXVII
7.00%, 11/01/39	$5,000,000	$5,100,000
KKR Group Finance Co.
6.38%, 9/29/20(c)	10,000,000	10,642,170
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	20,000,000	20,650,840
6.88%, 4/25/18	15,000,000	16,325,280
		511,014,905
ELECTRIC-0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	17,996,385

ENTERTAINMENT-0.1%
International Game Technology
7.50%, 6/15/19	10,000,000	11,757,160

ENVIRONMENTAL CONTROL-0.0% (d)
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,233,913

INSURANCE-4.5%
Alleghany Corp.
5.63%, 9/15/20	5,000,000	5,251,190
Allstate Corp.
6.13%, 5/15/37 (b)	14,001,000	13,703,479
Alterra USA Holdings Ltd.
7.20%, 4/14/17(c)	8,235,000	8,608,523
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	14,544,192
AON Corp.
8.21%, 1/01/27	60,160,000	70,340,877
Assurant, Inc.
5.63%, 2/15/14	9,042,000	9,574,709
Chubb Corp.
6.38%, 3/29/67 (b)	25,750,000	26,506,406
Commerce Group, Inc.
5.95%, 12/09/13	25,988,000	26,792,718
Fidelity National Financial, Inc.
6.60%, 5/15/17	1,651,000	1,762,221
Forethought Financial Group
8.63%, 4/15/21(c)	5,000,000	5,022,710
Genworth Financial, Inc.
7.20%, 2/15/21	7,000,000	7,070,000
7.63%, 9/24/21	3,000,000	3,112,572
Genworth Life Institutional Funding Trust
5.88%, 5/03/13(c)	15,000,000	15,356,100
Guardian Life Insurance Company of America
7.38%, 9/30/39(c)	10,000,000	12,760,150

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
Infinity Property & Casualty Corp.
5.50%, 2/18/14	$1,650,000	$1,716,215
Markel Corp.
6.80%, 2/15/13	5,000,000	5,165,970
Mutual of Omaha Insurance Co.
6.95%, 10/15/40(c)	10,000,000	11,243,050
National Life Insurance Co.
10.50%, 9/15/39(c)	3,000,000	3,877,644
The Navigators Group, Inc.
7.00%, 5/01/16	5,290,000	5,445,277
NLV Financial Corp.
7.50%, 8/15/33(c)	5,730,000	5,504,805
Penn Mutual Life Insurance Co.
7.63%, 6/15/40(c)	15,490,000	18,575,716
Progressive Corp.
6.70%, 6/15/37 (b)	20,415,000	21,435,750
Protective Life Corp.
7.38%, 10/15/19	10,000,000	11,233,740
Provident Companies, Inc.
7.00%, 7/15/18	4,406,000	4,757,044
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,432,956
8.88%, 6/15/38 (b)	29,778,000	35,584,710
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	11,306,240
Symetra Financial Corp.
6.13%, 4/01/16(c)	1,800,000	1,842,102
8.30%, 10/15/37 (b)(c)	33,730,000	32,886,750
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	32,313,000	32,636,130
Unitrin, Inc.
6.00%, 5/15/17	5,000,000	5,290,205
Unum Group
7.13%, 9/30/16	1,000,000	1,143,871
7.19%, 2/01/28	5,000,000	5,322,045
Willis North America, Inc.
6.20%, 3/28/17	8,051,000	8,943,027
7.00%, 9/29/19	10,000,000	11,431,900
W.R. Berkley Corp.
5.88%, 2/15/13	5,739,000	5,891,393
7.38%, 9/15/19	10,000,000	11,476,570
		477,548,957
IRON / STEEL-0.1%
Commercial Metals Co.
7.35%, 8/15/18	8,500,000	8,670,000

LODGING-0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	11,625,000

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
MACHINERY - CONSTRUCTION & MINING-0.3%
Caterpillar, Inc.
7.90%, 12/15/18	$20,000,000	$27,253,900

MEDIA-0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	9,753,376
5.70%, 5/15/18	5,000,000	5,904,840
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,793,905
		21,452,121
OFFICE / BUSINESS EQUIPMENT-0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	8,061,963

PACKAGING & CONTAINERS-0.1%
Sealed Air Corp.
5.63%, 7/15/13(c)	5,000,000	5,171,460
7.88%, 6/15/17	4,000,000	4,320,780
		9,492,240
PHARMACEUTICALS-0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	10,723,430

PIPELINES-0.4%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,468,215
Midcontinent Express Pipeline
6.70%, 9/15/19(c)	9,700,000	9,942,917
Plains All American Pipeline, LP
6.50%, 5/01/18	5,000,000	6,015,640
Rockies Express Pipeline
6.85%, 7/15/18(c)	5,000,000	4,950,000
5.63%, 4/15/20(c)	18,300,000	16,470,000
		43,846,772
RETAIL-0.8%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	19,378,400
CVS Pass-Through Trust
8.35%, 7/10/31(c)	19,075,550	24,363,101
Home Depot, Inc.
5.40%, 3/01/16	6,250,000	7,257,500
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	12,169,280
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	23,784,200
		86,952,481
TRANSPORTATION-0.0% (d)
CSX Transportation, Inc.
8.38%, 10/15/14	4,402,019	5,028,206

Total Corporate Bonds (Cost $2,412,180,415)		2,545,317,795

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
MUNICIPAL BOND-0.5%
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
1.01%, 10/26/20 (b)
(Cost $51,093,876)	$51,186,176	$50,853,235

REAL ESTATE INVESTMENT TRUSTS-0.5%
AMB Property, LP
6.13%, 12/01/16	3,650,000	4,027,089
Brandywine Operations Partnership, LP
5.40%, 11/01/14	3,800,000	3,997,072
6.00%, 4/01/16	2,500,000	2,630,898
Duke Realty, LP
6.25%, 5/15/13	10,000,000	10,517,610
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,392,205
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,151,146
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	12,194,010
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,440,894
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,942,585
5.35%, 5/01/15	6,345,000	6,811,896
Total Real Estate Investment Trusts (Cost $49,820,001)		55,105,405

TERM LOANS-0.7%
CHEMICALS-0.1%
Celanese Holdings, LLC, Tranche C, 3.33%, 10/31/16 (b)	8,190,902	8,231,856

COMMERCIAL SERVICES & SUPPLIES-0.1%
Aramark Corp., Letter of Credit-1 Repo, 0.15%, 1/27/14 (b)	319,857	317,124
Aramark Corp., Letter of Credit-2 Repo, 0.15%, 7/26/16 (b)	576,165	571,604
Aramark Corp., Term Loan B Extended, 3.83%, 7/26/16 (b)	8,760,974	8,691,613
Aramark Corp., US Term Loan Non-Extended, 2.45%, 1/27/14 (b)	3,970,509	3,936,593
		13,516,934
DIVERSIFIED TELECOMMUNICATION SERVICES-0.0% (d)
Windstream Corp., Term Loan B-1, 1.75%-2.08%, 7/17/13 (b)	2,901,266	2,879,506

ENERGY EQUIPMENT & SERVICES-0.1%
Covanta Energy Corp., 1st Lien, Synthetic LC, 0.48%, 2/10/14 (b)	2,665,972	2,645,978
Covanta Energy Corp., 1st Lien, Term Loan B, 1.75%-1.81%, 2/10/14 (b)	5,158,032	5,119,347
		7,765,325
HEALTH CARE EQUIPMENT & SUPPLIES-0.4%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.49%, 4/24/15 (b)	749,667	745,814
Bausch & Lomb Inc., Parent Term Loan, 3.49%-3.83%, 4/24/15 (b)	3,072,000	3,056,213
Biomet, Inc., Dollar Term Loan, 3.24%-3.57%, 3/25/15 (b)	19,338,562	19,129,802
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.95%, 3/31/13 (b)	2,614,684	2,606,448
Fresenius Medical Care Holdings, Inc., Tranche B Term Loan, 1.95%, 3/31/13 (b)	13,624,310	13,581,393
		39,119,670
HEALTH CARE PROVIDERS & SERVICES-0.0% (d)
HCA, Inc., Tranche B-3 Term Loan, 3.49%, 5/01/18 (b)	3,133,402	3,080,742

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
TERM LOANS (continued)
MEDIA-0.0% (d)
Catalina Marketing Corp., Initial Term Loan, 2.99%, 10/01/14 (b)	$2,734,829	$2,652,784
National CineMedia LLC, Term Loan, 2.05%, 2/13/15 (b)	1,517,241	1,498,276
		4,151,060
Total Term Loans (Cost $74,437,806)		78,745,093

Total Long-Term Investments (Cost $8,870,781,151)		9,920,822,456

	Shares
SHORT-TERM INVESTMENTS-8.0%
Money Market Funds-8.0%
Blackrock Liquidity Temp Fund, 0.12% (e)	400,000,000	400,000,000
JPMorgan Prime Money Market Fund Capital, 0.19% (e)	449,238,677	449,238,677
Total Money Market Funds (Cost $849,238,677)		849,238,677

Total Short-Term Investments (Cost $849,238,677)		849,238,677

Total Investments In Securities-101.3% (Cost $9,720,019,828) (f)		10,770,061,133
Liabilities in excess of other assets-(1.3)%		(135,956,828)
Net Assets-100.0%		$10,634,104,305

Maturity dates represent the final maturity date for all securities.

(a)          Fannie Mae remains in conservatorship since the Federal Housing Agency put it there on September 7, 2008.

(b)         Floating rate security. Rate disclosed was in effect at February 29, 2012.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of these securities amounted to $1,382,430,031 or 13.0% of net assets.

(d)         Less than 0.05%.

(e)          Represents annualized 7-day yield at February 29, 2012.

(f)           Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Aggregate gross unrealized appreciation	$1,106,910,352
Aggregate gross unrealized depreciation	(56,869,047)
Net unrealized appreciation	$1,050,041,305

See Notes to Quarterly Portfolio of Investments.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments

February 29, 2012 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the ‘‘Fund’’) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003.  On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares.  In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares.  These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital.  The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments — The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). The  pricing services may value securities based on observable transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. When market quotations are not readily available, including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, the portfolio security is valued at its fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time based on recent market data as well as the best information available about the portfolio securities.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality.  Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 29, 2012 (unaudited)

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of February 29, 2012, all investments in term loans were valued based on prices from such services.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three-level hierarchy for valuation based upon the inputs to the valuation as of the measurement date.  The three levels of the fair value hierarchy are as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities-Agency	$—	$779,793,266	$—	$779,793,266
Residential Mortgage-Backed Securities	—	2,124,775,817	—	2,124,775,817
Commercial Mortgage-Backed Securities	—	3,418,923,855	—	3,418,923,855
Auto Lease-Backed Securities	—	103,216,190	—	103,216,190
Credit Card-Backed Securities	—	488,619,247	—	488,619,247
Student Loan-Backed Securities	—	236,744,797	—	236,744,797
Other Asset-Backed Security	—	38,727,756	—	38,727,756
Corporate Bonds	—	2,545,317,795	—	2,545,317,795
Municipal Bond	—	50,853,235	—	50,853,235
Real Estate Investment Trusts	—	55,105,405	—	55,105,405
Term Loans	—	78,745,093	—	78,745,093
Money Market Funds	849,238,677	—	—	849,238,677
Total Investments	$849,238,677	$9,920,822,456	$—	$10,770,061,133

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 29, 2012 (unaudited)

For the period ended February 29, 2012, there were no significant transfers between Levels 1 and 2. The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the period:

Investments in Securities	Commercial Mortgage-Backed Security*

Balance as of November 30, 2011	$19,599,910
Accrued Accretion / (Amortization)	1,239
Change in Unrealized Appreciation / (Depreciation)	98,851
Gross Purchases	—
Gross Sales/Paydowns	—
Realized Gain / (Loss)	—
Transfers In / (Out)	(19,700,000)
Balance as of February 29, 2012	$—

* Investment previously designated as Level 3 was fair valued in accordance with procedures established by the Fund’s valuation committee under the general supervision of the Board of Directors. As of February 29, 2012, this investment is valued using quotes or indications furnished by brokers and thus, categorized as Level 2.

As of February 29, 2012, the Fund had no fair valued securities.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”).   ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

February 29, 2012 (unaudited)

Repurchase Agreements — A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.  In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation.   Realization and/or retention of the collateral may be subject to legal proceedings. As of February 29, 2012, the Fund had no repurchase agreements.

3. Risks Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Fund invests in both residential and commercial mortgage-backed securities (“MBS”).  MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages.  MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline.  If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid.  Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole.  In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties.  In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk.  If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

4. Subsequent Event

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.  Management has determined that there are no material events that would require disclosure through this date.

Item 2.           Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-3(c)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R.York

Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	April 25, 2012

By:	/s/ Brent C. Arvidson

Name:	Brent C. Arvidson

Title:	Treasurer and Chief Financial Officer

Date:	April 25, 2012